Net income (loss) per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to Secoo Holding Limited	$ 22,272	¥ 155,052	¥ 151,833	¥ 134,056
Accretion to redeemable non-controlling interest redemption value	(90)	(629)		(798)
Accretion to preferred share redemption value | ¥				(202,679)
Net income (loss) attributable to ordinary shareholders of Secoo Holding Limited	$ 22,182	¥ 154,423	¥ 151,833	¥ (69,421)
Denominator:
Weighted average number of ordinary shares	25,122,199	25,122,199	25,235,404	12,500,821
Adjustment for diluted stock options	1,098,905	1,098,905	947,518
Denominator for basic net income (loss) per share calculation	26,221,104	26,221,104	26,182,922	12,500,821
Net income (loss) per ordinary share
-Basic | (per share)	$ 0.88	¥ 6.15	¥ 6.02	¥ (5.55)
-Diluted | (per share)	$ 0.85	¥ 5.89	¥ 5.80	¥ (5.55)